                                                                               Filed pursuant to Rule 497(e)
    Registration Nos. 333-195493; 811-22961

EXPLANATORY NOTE

The purpose of this filing is to file supplemental risk/return summary information for the Alpha Architect ValueShares International Quantitative Value ETF and Alpha Architect MomentumShares International Quantitative Momentum ETF, both separate series of Alpha Architect ETF Trust, in interactive data format.